Note 24 - Share-based Payments (Details Textual)		12 Months Ended
		Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Statement Line Items [Line Items]
Option life, share options granted	[1]	5	5	5
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period		R$ 15.27	R$ 13.87	R$ 12.36	R$ 10.07
Weighted average remaining contractual life of outstanding share options		6.4	5.96	6.3
Number of share options outstanding in share-based payment arrangement at end of period		135,221,000	131,244,000	121,770,000	126,149,000
Number of share options vested in share-based payment arrangement		40,150,000	52,780,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise		R$ 18.87	R$ 18.41
Expense from share-based payment transactions with employees		236,900,000	189,300,000	R$ 209,400,000
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period		0.001	0.02	0.35
Top of range [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period		R$ 26.09	R$ 28.32	R$ 26.57
Grant one [member]
Statement Line Items [Line Items]
Profit allocation, share-based payments, allocation option one		30.00%
Profit allocation, share-based payments, allocation option two		40.00%
Profit allocation, share-based payments, allocation option three		60.00%
Profit allocation, share-based payments, allocation option four		70.00%
Profit allocation, share-based payments, allocation option five		100.00%
Option life, share options granted		5
Grant two [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Lot A [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Lot B [member]
Statement Line Items [Line Items]
Option life, share options granted		10
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Number of other new equity instruments introduced in share-based payment arrangement		794,000	7,329,000	2,692,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		R$ 15,200,000	R$ 133,900,000
Cliff vest period		5 years

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.